32. RELATED PARTIES AND RELATED PARTY TRANSACTIONS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Parties And Related Party Transactions Details 2
Salaries	$ 3.6	$ 3.2	$ 3.0
Variable payment	2.9	2.7	2.5
Non-monetary benefits	0.1	0.1	0.1
Share based payments	4.6	0.6	0.6
Total	$ 11.2	$ 6.6	$ 6.2